Leases - Additional Information (Detail) - EUR (€) € in Thousands		3 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Property , plant and equipment	€ 24,032	€ 24,032		€ 4,325
Right-of-use-assets	17,500	17,500	€ 18,400
Additions in right-of-use-assets		68
Depreciation on right-of-use-assets	1,000
Carrying amount of lease liabilities	17,484	17,484	€ 17,700
Non-current lease liabilities	13,213	13,213
Current lease liabilities	4,271	4,271
Interest on lease liabilities		€ 137
Research and Development Costs [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use-assets	800
General and Administrative Expenses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use-assets	€ 200